XANTHUS FUND, L.L.C.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  FOR THE YEAR ENDED
                  DECEMBER 31, 2000

                              XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                    CONTENTS

Report of Independent Auditors...........................................    1
Statement of Assets, Liabilities and Members' Capital....................    2
Statement of Operations..................................................    3
Statement of Changes in Members' Capital - Net Assets....................    4
Statement of Cash Flows  ................................................    5
Notes to Financial Statements............................................    6
Schedule of Portfolio Investments........................................   13
Schedule of Securities Sold, Not Yet Purchased...........................   19

                         Report of Independent Auditors

To the Members of
   Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Xanthus Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased as of December 31, 2000, and the related statements of operations and cash flows for the year then ended, and the statement of changes in members' capital--net assets for the year ended December 31, 2000 and the period from May 4, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments in securities as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Xanthus Fund, L.L.C. at December 31, 2000, and the results of its operations and cash flows for the year then ended, and the changes in its members' capital--net assets for the year ended December 31, 2000 and the period from May 4, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                     /S/Ernst & Young LLP

February 15, 2001

XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2000

ASSETS

Cash and cash equivalents                                                 $    786
Investments in securities, at market (cost - $423,713)                     354,954
Due from broker                                                            173,514
Interest receivable                                                          1,404
                                                                          --------

       TOTAL ASSETS                                                        530,658
                                                                          --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $216,280)        162,186
Withdrawals payable                                                         16,436
Dividends payable on securities sold, not yet purchased                         62
Administration fees payable                                                    309
Accrued expenses                                                               562
                                                                          --------

       TOTAL LIABILITIES                                                   179,555
                                                                          --------

            NET ASSETS                                                    $351,103
                                                                          ========

MEMBERS' CAPITAL

Represented by:
Capital contributions - (net of syndication costs of $50)                 $340,563
Capital withdrawals                                                        (40,508)
Accumulated net investment loss                                             (2,057)
Accumulated net realized gain on investments                                67,770
Accumulated net unrealized depreciation on investments                     (14,665)
                                                                          --------

       MEMBERS' CAPITAL - NET ASSETS                                      $351,103
                                                                          ========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

Statement of Operations (in thousands)
--------------------------------------------------------------------------------

                                                                      YEAR ENDED
                                                               DECEMBER 31, 2000

INVESTMENT INCOME
    Interest                                                           $  8,103
    Dividends                                                               143
                                                                       --------
                                                                          8,246
                                                                       --------

EXPENSES
    OPERATING EXPENSES:
       Administration fees                                                3,621
       Prime broker fees                                                  2,020
       Accounting and investor services fees                                417
       Professional fees                                                    275
       Custodian fees                                                       225
       Insurance expense                                                    210
       Board of Managers' fees and expenses                                  30
       Miscellaneous                                                        142
                                                                       --------
          TOTAL OPERATING EXPENSES                                        6,940
       Interest expense                                                   1,337
       Dividends on securities sold, not yet purchased                      340
                                                                       --------
          TOTAL EXPENSES                                                  8,617
                                                                       --------

          NET INVESTMENT LOSS                                              (371)
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                            (19,723)
       Purchased options                                                 53,256
       Securities sold, not yet purchased                                31,702
                                                                       --------

          NET REALIZED GAIN ON INVESTMENTS                               65,235

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                (89,697)
                                                                       --------

          NET REALIZED AND UNREALIZED LOSS                              (24,462)
                                                                       --------

          DECREASE IN MEMBERS' CAPITAL DERIVED FROM
            INVESTMENT ACTIVITIES                                      $(24,833)
                                                                       ========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                                         PERIOD FROM MAY 4, 1999
                                                                 YEAR ENDED           (COMMENCEMENT OF OPERATIONS)
                                                              DECEMBER 31, 2000           TO DECEMBER 31, 1999
FROM INVESTMENT ACTIVITIES

    Net investment loss                                           $    (371)                    $  (1,686)
    Net realized gain on investments                                 65,235                         2,535
    Net change in unrealized appreciation on
       investments                                                  (89,697)                       75,032
                                                                   --------                      --------

       DECREASE IN MEMBERS' CAPITAL
           DERIVED FROM INVESTMENT ACTIVITIES                       (24,833)                       75,881

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                           225,590                       115,023
    Capital withdrawals                                             (37,329)                       (3,179)
    Syndication costs                                                    --                           (50)
                                                                   --------                      --------

       INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                       188,261                       111,794

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                      187,675                            --
                                                                   --------                      --------

       MEMBERS' CAPITAL AT END OF PERIOD                           $351,103                      $187,675
                                                                   ========                      ========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF CASH FLOWS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                      YEAR ENDED
                                                               DECEMBER 31, 2000
CASH FLOWS FROM OPERATING ACTIVITIES
    Decrease in Members' capital derived from
    investment activities                                             $ (24,833)
Adjustments to reconcile decrease in Members'
    capital derived from investment activities to
    net cash used in operating activities:
       Net increase in unrealized losses                                 89,697
       Increase in due from broker                                     (136,257)
       Increase in investments in securities                           (268,311)
       Decrease in dividends receivable                                       8
       Increase in interest receivable                                   (1,251)
       Decrease in other assets                                              95
       Increase in securities sold, not yet purchased                   188,959
       Increase in withdrawals payable                                   13,257
       Increase in dividends payable on securities sold,
         not yet purchased                                                   53
       Decrease in syndication fees payable                                 (17)
       Decrease in payable to affiliate                                    (170)
       Increase in administration fees payable                              182
       Increase in accrued expenses                                         447
                                                                      ---------
          NET CASH USED IN OPERATING ACTIVITIES                        (138,141)
                                                                      ---------


CASH FLOWS FROM FINANCING ACTIVITIES
    Decrease in loan payable                                            (55,479)
    Decrease in loan interest payable                                      (270)
    Capital contributions                                               225,590
    Capital withdrawals                                                 (37,329)
                                                                      ---------
          NET CASH PROVIDED BY FINANCING ACTIVITIES                     132,512
                                                                      ---------


          NET CHANGE IN CASH                                             (5,629)

            Cash and cash equivalents at beginning of year                6,415
                                                                      ---------
            Cash and cash equivalents at end of year                  $     786
                                                                      =========

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
       CASH PAID DURING THE YEAR FOR INTEREST                         $   1,607
                                                                      =========


The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2000
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of February 10, 1999. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the "Board of Managers" and an "Adviser." CIBC Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2000, $785,918 in cash equivalents was held at PNC Bank, of which $10,493 was restricted, as it was held as collateral for securities sold, not yet purchased.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the year ended December 31, 2000, CIBC WM earned $8,316 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory account with respect to the allocation period. During the year ended December 31, 2000, the Incentive Allocation to the Adviser was $135,838.

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, no Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2000, fees (including meeting fees and a pro-rata annual retainer) and expenses paid to the Managers totaled $29,800.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and,  in  that  capacity,   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2000, amounted to $1,512,376,862 and $1,223,571,166, respectively.

         At December 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2000, accumulated net unrealized depreciation on investments was $14,665,421, consisting of $70,374,300 gross unrealized appreciation and $85,039,721 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2000, the Company had no outstanding margin borrowings. For the year ended December 31, 2000, the average daily amount of such borrowings was $18,433,954.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the year ended December 31, 2000.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:

                                                                   PUT OPTIONS
                                                                   -----------
                                                           NUMBER
                                                         OF CONTRACTS            COST
                                                         ------------            ----
         Beginning balance                                    430           $   9,762,290
         Options purchased                                  9,523             181,665,863
         Options closed                                    (9,643)           (182,437,223)
                                                           ------           -------------
         Options outstanding at December 31, 2000             310           $   8,990,930
                                                           ======           =============


         There were no transactions in written options during the year ended December 31, 2000.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                             NET GAINS/(LOSSES)
                                                            FOR THE YEAR ENDED
                                                             DECEMBER 31, 2000
                                                             -----------------

         Equity securities                                     $(163,252,994)
         Securities sold, not yet purchased                      86,907,524
         Equity options                                             503,207
         Equity index options                                    52,029,713
         Fixed income securities                                  (649,687)
                                                               -------------
                                                               $ (24,462,237)
                                                               =============

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:


                                                                        AVERAGE MARKET VALUE
                                          MARKET VALUE AT                FOR THE YEAR ENDED
                                         DECEMBER 31, 2000                DECEMBER 31, 2000
                                       --------------------              ------------------
         ASSETS:
         Equity index options                $8,339,000                      $ 9,244,854

         Average market values presented above are based upon month-end market values during the year ended December 31, 2000.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The  following  represents  the ratios to average  net assets and other
         supplemental   information  for  the  period  indicated:


                                                                                        MAY  4,  1999
                                                                                      (COMMENCEMENT  OF
                                                                     YEAR ENDED        OPERATIONS) TO
                                                                  DECEMBER 31, 2000   DECEMBER 31, 1999
                                                                  -----------------   -----------------

         Ratio of net  investment  loss to average  net assets           (0.11%)           (2.67%)*
         Ratio of operating  expenses to average net assets               2.01%             1.92%*
         Ratio of interest  expense to average net assets                 0.39%             1.52%*
         Ratio of  dividends on securities sold, not yet
           purchased to average net assets                                0.10%             0.06%*
         Portfolio turnover                                             325.04%           143.30%
         Total return **                                                 (0.56%)           79.07%
         Average debt ratio                                               5.34%            22.46%

*  Annualized.
** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.


     9.  SUBSEQUENT  EVENT

         Effective January 1, 2001 the Company received initial and additional capital contributions from Members of $36,315,777.


XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE
                     COMMON STOCK - 89.29%
                        APPLICATIONS SOFTWARE - 11.18%
              62,500       Citrix Systems, Inc. *                                                               $   1,406,250
              51,903       Intuit, Inc. *                                                                           2,046,950
              40,950       Mercury Interactive Corp. *                                                              3,695,737
             419,402       Microsoft Corp. *                                                 (a)                   18,191,562
             147,200       Rational Software Corp. *                                                                5,731,673
             121,200       Siebel Systems, Inc. *                                                                   8,196,150
                                                                                                                -------------
                                                                                                                   39,268,322
                                                                                                                -------------

                        BUSINESS-TO-BUSINESS/E-COMMERCE - 1.43%
              24,400       Commerce One, Inc. *                                                                       617,637
               1,208       eMerge Interactive, Inc., Class A *                                                          4,379
              81,200       i2 Technologies, Inc. *                                                                  4,415,250
                                                                                                                -------------
                                                                                                                    5,037,266
                                                                                                                -------------

                        CABLE TV - 1.83%
             125,400       Comcast Corp., Special Class A *                                                         5,235,450
              62,500       USA Networks, Inc. *                                                                     1,214,875
                                                                                                                -------------
                                                                                                                    6,450,325
                                                                                                                -------------

                        CELLULAR TELECOMMUNICATIONS - 3.66%
             238,592       Nextel Communications, Inc., Class A *                            (a)                    5,905,152
              94,500       Sprint Corp. (PCS Group) *                                                               1,931,344
              49,900       VoiceStream Wireless Corp. *                                                             5,021,187
                                                                                                                -------------
                                                                                                                   12,857,683
                                                                                                                -------------

                        CIRCUIT BOARDS - 0.55%
              75,600       Jabil Circuit, Inc. *                                                                    1,918,350
                                                                                                                -------------

                        COMPUTERS - 2.30%
             290,068       Sun Microsystems, Inc. *                                                                 8,085,645
                                                                                                                -------------

The accompanying notes are an integral part of these financial statements.

                                     - 13 -

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS  (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE

                     COMMON STOCK - (CONTINUED)
                        COMPUTERS - MEMORY DEVICES - 2.55%
              38,930       Storage Networks, Inc. *                                                                 $ 965,970
              91,260       VERITAS Software Corp. *                                          (a)                    7,985,250
                                                                                                                -------------
                                                                                                                    8,951,220
                                                                                                                -------------

                        E-SERVICES/CONSULTING - 0.00%
                  25       U.S. Interactive, Inc. *                                                                         7
                                                                                                                -------------

                        ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.51%
              63,000       Flextronics International Ltd. *                                                         1,795,500
                                                                                                                -------------

                        ELECTRONIC COMPONENTS - SEMICONDUCTORS - 8.19%
              71,100       Applied Micro Circuits Corp. *                                    (a)                    5,335,842
             388,400       Intel Corp.                                                       (a)                   11,676,469
              62,950       LSI Logic Corp. *                                                                        1,075,815
              74,200       Microtune, Inc. *                                                                        1,228,974
              46,030       PMC-Sierra, Inc. *                                                                       3,619,109
              64,050       Virata Corp. *                                                                             696,544
             111,200       Xilinx, Inc. *                                                                           5,129,100
                                                                                                                -------------
                                                                                                                   28,761,853
                                                                                                                -------------
                        ELECTRONIC FORMS - 1.00%
              60,250       Adobe Systems, Inc.                                                                      3,505,827
                                                                                                                -------------

                        ENTERPRISE SOFTWARE/SERVICES - 11.46%
             115,050       BEA Systems, Inc. *                                                                      7,744,360
             878,632       Oracle Corp. *                                                      (a)                 25,535,682
             187,400       PeopleSoft, Inc. *                                                                       6,969,031
                                                                                                                -------------
                                                                                                                   40,249,073
                                                                                                                -------------

                        INDEX - 3.32%
             199,420       Nasdaq-100 Shares *                                                 (a)                 11,641,142
                                                                                                                -------------

The accompanying notes are an integral part of these financial statements.

                                     - 14 -

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS  (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE

                     COMMON STOCK - (CONTINUED)
                        INTERNET APPLICATIONS SOFTWARE - 0.41%
             121,000       BroadVision, Inc. *                                                                    $ 1,429,373
                                                                                                                -------------

                        INTERNET INCUBATORS - 0.00%
                 100       Internet Capital Group, Inc. *                                                                 328
                                                                                                                -------------

                        INTERNET SECURITY - 0.79%
              37,600       VeriSign, Inc. *                                                                         2,789,469
                                                                                                                -------------

                        MEDICAL - BIOMEDICAL/GENETICS - 3.59%
             109,250       Amgen, Inc. *                                                                            6,985,226
              25,000       Genzyme Corp. *                                                                          2,248,450
              82,700       Immunex Corp. *                                                                          3,359,687
                                                                                                                -------------
                                                                                                                   12,593,363
                                                                                                                -------------

                        MULTIMEDIA - 2.53%
             192,600       Gemstar-TV Guide International, Inc. *                                                   8,883,675
                                                                                                                -------------

                        NETWORKING PRODUCTS - 6.88%
             434,660       Cisco Systems, Inc. *                                                                   16,625,745
              24,650       Juniper Networks, Inc. *                                                                 3,107,453
              68,690       Network Appliance, Inc. *                                                                4,409,074
                                                                                                                -------------
                                                                                                                   24,142,272
                                                                                                                -------------

                        SATELLITE TELECOMMUNICATIONS - 1.03%
              63,000       EchoStar Communications Corp., Class A *                                                 1,433,250
              94,250       General Motors Corp., Class H                                                            2,167,750
                                                                                                                -------------
                                                                                                                    3,601,000
                                                                                                                -------------

                        SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.77%
              35,550       Analog Devices, Inc. *                                                                   1,819,733
              81,850       Linear Technology Corp.                                                                  3,785,562
              74,670       Vitesse Semiconductor Corp. *                                                            4,130,222
                                                                                                                -------------
                                                                                                                    9,735,517
                                                                                                                -------------

The accompanying notes are an integral part of these financial statements.

                                     - 15 -

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS  (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE

                     COMMON STOCK - (CONTINUED)
                        SEMICONDUCTOR EQUIPMENT - 1.12%
              60,388       Applied Materials, Inc. *                                                              $ 2,306,097
              43,400       Teradyne, Inc. *                                                                         1,616,650
                                                                                                                -------------
                                                                                                                    3,922,747
                                                                                                                -------------

                        TELECOMMUNICATIONS EQUIPMENT - 10.49%
             325,840       ADC Telecommunications, Inc. *                                                           5,905,850
              35,950       Comverse Technology, Inc. *                                       (a)                    3,905,069
             157,550       Nokia Corp., Sponsored ADR                                        (a)                    6,853,425
             107,368       Nortel Networks Corp.                                                                    3,442,540
             170,600       QUALCOMM,  Inc. *                                                                       14,021,273
             240,500       Telefonaktiebolaget LM Ericsson AB, Sponsored ADR                 (a)                    2,690,714
                                                                                                                -------------
                                                                                                                   36,818,871
                                                                                                                -------------

                        TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 7.98%
             119,800       CIENA Corp. *                                                     (a)                    9,733,750
             108,300       Corning, Inc.                                                     (a)                    5,719,648
              11,900       Harmonic, Inc. *                                                                            67,687
              60,690       JDS Uniphase Corp. *                                                                     2,530,045
              52,200       SDL, Inc. *                                                                              7,735,413
              59,500       Sycamore Networks, Inc. *                                                                2,216,375
                                                                                                                -------------
                                                                                                                   28,002,918
                                                                                                                -------------

                        TELECOMMUNICATIONS SERVICES - 0.09%
              29,750       Metromedia Fiber Network, Inc., Class A *                                                  301,219
                                                                                                                -------------

                        TELEPHONE - INTEGRATED - 1.94%
              44,100       Cox Communications, Inc., Class A *                                                      2,053,428
              37,800       Verizon Communications, Inc.                                                             1,894,725
             161,900       XO Communications, Inc., Class A *                                                       2,883,925
                                                                                                                -------------
                                                                                                                    6,832,078
                                                                                                                -------------

                        WEB PORTALS/ISP - 0.16%
              18,600       Yahoo!, Inc. *                                                                             559,172
                                                                                                                -------------



The accompanying notes are an integral part of these financial statements.

                                     - 16 -

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS  (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE

                     COMMON STOCK - (CONTINUED)
                        WIRELESS EQUIPMENT - 1.53%
             189,400       Palm, Inc. *                                                                         $   5,362,482
                                                                                                                -------------

                        TOTAL COMMON STOCK (COST $380,954,284)                                                    313,496,697
                                                                                                                -------------

            PAR
                     CONVERTIBLE BONDS - 9.43%
                        ADVERTISING AGENCIES - 3.36%
        $ 12,600,000       The Interpublic Group of Companies, Inc., 06/01/06, 1.87%                               11,814,469
                                                                                                                -------------

                        ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.92%
           9,450,000       Lattice Semiconductor Corp., 11/01/06, 4.75%                                            10,247,344
                                                                                                                -------------

                        SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 3.15%
          12,600,000       TriQuint Semiconductor, Inc., 03/01/07, 4.00%                                           11,056,500
                                                                                                                -------------

                           TOTAL CONVERTIBLE BONDS (COST $33,768,000)                                              33,118,313
                                                                                                                -------------
          CONTRACTS
                     PUT OPTIONS- 2.38%
                        STOCK INDEX - 2.38%
                 310       Nasdaq-100 Shares, 03/17/01, $2,400                                                      8,339,000
                                                                                                                -------------

                           TOTAL PUT OPTIONS (COST $8,990,930)                                                      8,339,000
                                                                                                                -------------


The accompanying notes are an integral part of these financial statements.

                                     - 17 -

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS  (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
                                                                                                                MARKET VALUE


                           TOTAL INVESTMENTS (COST $423,713,214) - 101.10%                                      $ 354,954,010
                                                                                                                -------------

                           LIABILITIES, LESS OTHER ASSETS - (1.10%)                                                (3,851,196)
                                                                                                                -------------

                           NET ASSETS - 100.00%                                                                 $ 351,102,814
                                                                                                                =============

(a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.
*   Non-income producing security

The accompanying notes are an integral part of these financial statements.

                                     - 18 -

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE

                     SECURITIES SOLD, NOT YET PURCHASED - (46.19%)
                        ADVERTISING AGENCIES - (2.41%)
             138,600       The Interpublic Group of Companies, Inc.                                             $  (5,899,162)
              31,100       Omnicom Group, Inc.                                                                     (2,577,412)
                                                                                                                -------------
                                                                                                                   (8,476,574)
                                                                                                                -------------

                        APPLICATIONS SOFTWARE - (3.27%)
              84,200       Rational Software Corp.                                                                 (3,278,580)
             121,200       Siebel Systems, Inc.                                                                    (8,196,150)
                                                                                                                -------------
                                                                                                                  (11,474,730)
                                                                                                                -------------

                        BUSINESS-TO-BUSINESS/E-COMMERCE - (0.82%)
              25,000       Click Commerce, Inc.                                                                      (521,875)
              24,400       Commerce One, Inc.                                                                        (617,637)
              31,340       i2 Technologies, Inc.                                                                   (1,704,112)
              23,800       Ventro Corp.                                                                               (23,800)
                                                                                                                -------------
                                                                                                                   (2,867,424)
                                                                                                                -------------

                        CELLULAR TELECOMMUNICATIONS - (0.32%)
              31,500       Vodafone Group PLC, Sponsored ADR                                                       (1,128,109)
                                                                                                                -------------

                        CHEMICALS - SPECIALTY - (0.48%)
              43,200       Sigma-Aldrich Corp.                                                                     (1,698,322)
                                                                                                                -------------

                        COMMERCIAL SERVICES - FINANCE - (0.42%)
              30,300       Paychex, Inc.                                                                           (1,473,337)
                                                                                                                -------------

                        COMPUTER GRAPHICS - (0.58%)
              62,500       NVIDIA Corp.                                                                            (2,047,875)
                                                                                                                -------------


The accompanying notes are an integral part of these financial statements.

                                     - 19 -

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE

                     SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                        COMPUTER SERVICES - (0.60%)
              31,550       DST Systems, Inc.                                                                    $  (2,113,850)
                                                                                                                -------------

                        COMPUTERS - (1.28%)
              31,250       International Business Machines Corp.                                                   (2,656,250)
              65,720       Sun Microsystems, Inc.                                                                  (1,831,945)
                                                                                                                -------------
                                                                                                                   (4,488,195)
                                                                                                                -------------

                        COMPUTERS - INTEGRATED SYSTEMS - (0.42%)
              29,750       NCR Corp.                                                                               (1,461,469)
                                                                                                                -------------

                        COMPUTERS - MEMORY DEVICES - (0.28%)
              38,930       StorageNetworks, Inc.                                                                     (965,970)
                                                                                                                -------------

                        DATA PROCESSING/ MANAGEMENT - (1.31%)
              33,890       Automatic Data Processing, Inc.                                                         (2,145,677)
              43,150       Fiserv, Inc.                                                                            (2,046,950)
              17,840       Total System Services, Inc.                                                               (399,170)
                                                                                                                -------------
                                                                                                                   (4,591,797)
                                                                                                                -------------

                        DECISION SUPPORT SOFTWARE - (0.25%)
              47,250       Cognos, Inc.                                                                              (888,914)
                                                                                                                -------------

                        DISTRIBUTION - WHOLESALE - (1.02%)
              44,450       Fastenal Co.                                                                            (2,439,194)
              42,540       Tech Data Corp.                                                                         (1,150,579)
                                                                                                                -------------
                                                                                                                   (3,589,773)
                                                                                                                -------------

                        DIVERSIFIED MANUFACTURING OPERATIONS - (1.15%)
              31,500       Danaher Corp.                                                                           (2,153,812)
              31,500       Illinois Tool Works, Inc.                                                               (1,876,234)
                                                                                                                -------------
                                                                                                                   (4,030,046)
                                                                                                                -------------


The accompanying notes are an integral part of these financial statements.

                                     - 20 -

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE

                     SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                        E-MARKETING/INFORMATION - (0.14%)
              18,600       NetCreations, Inc.                                                                   $    (127,298)
              12,600       WebTrends Corp.                                                                           (364,619)
                                                                                                                -------------
                                                                                                                     (491,917)
                                                                                                                -------------
                        ELECTRIC PRODUCTS - MISCELLANEOUS - (0.64%)
              63,150       Molex, Inc.                                                                             (2,241,825)
                                                                                                                -------------

                        ELECTRONIC COMPONENTS - SEMICONDUCTORS - (3.54%)
              62,500       International Rectifier Corp.                                                           (1,875,000)
             359,100       Lattice Semiconductor Corp.                                                             (6,598,463)
              74,200       Microtune, Inc.                                                                         (1,228,974)
              47,250       STMicroelectronics N.V. - NY Shares                                                     (2,022,914)
              64,050       Virata Corp.                                                                              (696,544)
                                                                                                                -------------
                                                                                                                  (12,421,895)
                                                                                                                -------------
                        ENTERPRISE SOFTWARE/SERVICES - (5.63%)
             115,050       BEA Systems, Inc.                                                                       (7,744,360)
              25,400       Business Objects S.A., Sponsored ADR                                                    (1,438,275)
             364,782       Oracle Corp.                                                                           (10,601,659)
                                                                                                                -------------
                                                                                                                  (19,784,294)
                                                                                                                -------------

                        HUMAN RESOURCES - (0.36%)
              47,250       Robert Half International, Inc.                                                         (1,252,125)
                                                                                                                -------------

                        INTERNET APPLICATIONS SOFTWARE - (0.45%)
             121,000       BroadVision, Inc.                                                                       (1,429,373)
              15,860       Evolve Software, Inc.                                                                      (77,318)
              12,600       Extensity, Inc.                                                                            (75,802)
                                                                                                                -------------
                                                                                                                   (1,582,493)
                                                                                                                -------------


The accompanying notes are an integral part of these financial statements.

                                     - 21 -

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE

                     SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                        INTERNET BROKERS - (0.38%)
              47,250       The Charles Schwab Corp.                                                             $  (1,340,719)
                                                                                                                -------------

                        INTERNET CONNECTIVITY SERVICES - (0.01%)
              29,750       Covad Communications Group, Inc.                                                           (49,266)
                                                                                                                -------------

                        INTERNET CONTENT - INFORMATION/NETWORKS - (0.03%)
              18,300       Ask Jeeves, Inc.                                                                           (44,615)
              17,830       MarketWatch.com, Inc.                                                                      (53,490)
                                                                                                                -------------
                                                                                                                      (98,105)
                                                                                                                -------------

                        MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.90%)
              31,550       Cardinal Health, Inc.                                                                   (3,143,169)
                                                                                                                -------------

                        NETWORKING PRODUCTS - (0.75%)
              47,250       Aeroflex, Inc.                                                                          (1,362,123)
              19,690       Network Appliance, Inc.                                                                 (1,263,862)
                                                                                                                -------------
                                                                                                                   (2,625,985)
                                                                                                                -------------

                        NETWORK SOFTWARE - (0.04%)
              17,850       Concord Communications, Inc.                                                              (156,188)
                                                                                                                -------------

                        OFFICE AUTOMATION & EQUIPMENT - (0.59%)
              63,000       Pitney Bowes, Inc.                                                                      (2,086,875)
                                                                                                                -------------

                        POWER CONVERTORS/SUPPLY EQUIPMENT - (0.53%)
              47,350       Power-One, Inc.                                                                         (1,861,447)
                                                                                                                -------------

                        PRINTING - COMMERCIAL - (0.34%)
              37,800       Valassis Communications, Inc.                                                           (1,193,081)
                                                                                                                -------------

                        RETAIL - COMPUTER EQUIPMENT - (0.38%)
              47,250       CDW Computer Centers, Inc.                                                              (1,317,094)
                                                                                                                -------------


The accompanying notes are an integral part of these financial statements.

                                     - 22 -

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE

                     SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                        SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (2.85%)
              35,550       Analog Devices, Inc.                                                                 $  (1,819,733)
              31,500       Exar Corp.                                                                                (975,996)
              31,500       GlobeSpan, Inc.                                                                           (866,250)
             144,900       TriQuint Semiconductor, Inc.                                                            (6,330,391)
                                                                                                                -------------
                                                                                                                   (9,992,370)
                                                                                                                -------------

                        SEMICONDUCTOR EQUIPMENT - (1.12%)
              60,388       Applied Materials, Inc.                                                                 (2,306,097)
              43,400       Teradyne, Inc.                                                                          (1,616,650)
                                                                                                                -------------
                                                                                                                   (3,922,747)
                                                                                                                -------------


                        TELECOMMUNICATIONS EQUIPMENT - (6.29%)
             157,420       ADC Telecommunications, Inc.                                                            (2,853,238)
              50,390       Alcatel S.A., Sponsored ADR                                                             (2,818,716)
             157,550       Nokia Corp., Sponsored ADR                                                              (6,853,425)
             107,368       Nortel Networks Corp.                                                                   (3,442,540)
             349,500       Telefonaktiebolaget LM Ericsson AB, Sponsored ADR                                       (3,910,206)
              38,050       Tellabs, Inc.                                                                           (2,149,825)
              12,700       Vina Technologies, Inc.                                                                    (41,275)
                                                                                                                -------------
                                                                                                                  (22,069,225)
                                                                                                                -------------

                        TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - (4.94%)
              31,500       Avanex Corp.                                                                            (1,876,235)
              38,400       CIENA Corp.                                                                             (3,120,000)
             108,300       Corning, Inc.                                                                           (5,719,648)
              11,900       Harmonic, Inc.                                                                             (67,687)
              23,110       SDL, Inc.                                                                               (3,424,625)
              59,500       Sycamore Networks, Inc.                                                                 (2,216,375)
              72,660       360networks, Inc.                                                                         (926,415)
                                                                                                                -------------
                                                                                                                  (17,350,985)
                                                                                                                -------------
                        TELECOMMUNICATIONS SERVICES - (0.08%)
              29,750       Metromedia Fiber Network, Inc., Class A                                                   (301,219)
                                                                                                                -------------

The accompanying notes are an integral part of these financial statements.


                                     - 23 -

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              DECEMBER 31, 2000
            SHARES                                                                                              MARKET VALUE
                     SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                        TRANSACTIONAL SOFTWARE - (0.28%)
              38,100       Bottomline Technologies, Inc.                                                        $    (978,713)
                                                                                                                -------------

                        WEB PORTALS/ISP - (0.36%)
              30,230       StarMedia Network, Inc.                                                                    (57,165)
              62,500       Terra Networks, S.A., Sponsored ADR                                                       (660,188)
              18,600       Yahoo!, Inc.                                                                              (559,172)
                                                                                                                -------------
                                                                                                                   (1,276,525)
                                                                                                                -------------
                        WIRELESS EQUIPMENT - (0.95%)
              63,000       Motorola, Inc.                                                                          (1,275,750)
              31,500       Powerwave Technologies, Inc.                                                            (1,842,750)
              38,100       Vyyo, Inc.                                                                                (233,363)
                                                                                                                -------------
                                                                                                                   (3,351,863)
                                                                                                                -------------

                           TOTAL SECURITIES SOLD, NOT YET PURCHASED
                                     (PROCEEDS $216,280,293)                                                    $(162,186,510)
                                                                                                                =============

The accompanying notes are an integral part of these financial statements.

                                     - 24 -